Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Policies [Abstract]
Disclosure of intangible assets useful life
Where the recognition criteria are met, intangible assets are capitalized and amortized over their estimated useful economic lives from product launch, as shown in the table below. Intangible assets relating to products in development are subject to impairment testing at each balance sheet date or earlier upon indication of impairment.

Technology and patents	14 – 20 years
Tradenames and trademarks	20 – 25 years
Customer relationships	10 – 15 years
Backlogs and non-compete agreements	5 – 6 years
Development costs	5 – 10 years
Software	4 – 7 years

Disclosure of property, plant and equipment rate of annual charge
The rate of annual charge is summarized as follows:

Freehold buildings	3% – 10%
Leasehold land and buildings	The lesser of life of lease or freehold rate
Plant and equipment	4% – 30%
Including:
Heavy production equipment (including casting, rolling, extrusion and press equipment)	4% – 6%
Chemical production plant and robotics	10% – 15%
Other production machinery	10% – 20%
Furniture, fittings, storage and equipment	10% – 30%

	Freehold	Long leasehold	Short leasehold	Plant and equipment	Total
	$M	$M	$M	$M	$M
Cost:
At January 1, 2016	56.1	6.4	10.3	314.6	387.4
Additions	1.9	0.6	0.5	13.5	16.5
Disposals	(3.8)	—	—	(23.0)	(26.8)
Transfers	3.8	(0.2)	—	(3.6)	—
Exchange difference	(1.6)	(0.9)	(0.3)	(25.3)	(28.1)
At December 31, 2016	56.4	5.9	10.5	276.2	349.0
Additions	0.9	0.3	0.9	7.1	9.2
Acquired via acquisition	2.0	—	—	3.2	5.2
Disposals	(0.1)	(0.1)	—	(4.7)	(4.9)
Exchange difference	3.2	0.1	0.8	14.2	18.3
At December 31, 2017	62.4	6.2	12.2	296.0	376.8
Accumulated depreciation and impairment:
At January 1, 2016	20.1	3.9	4.7	222.7	251.4
Provided during the year	2.0	0.3	0.8	13.6	16.7
Disposals	(2.8)	—	—	(22.8)	(25.6)
Transfers	7.9	(0.5)	0.2	(7.6)	—
Exchange difference	(0.6)	(0.6)	(0.2)	(20.0)	(21.4)
At December 31, 2016	26.6	3.1	5.5	185.9	221.1
Provided during the year	2.2	0.3	0.9	13.3	16.7
Disposals	(0.1)	(0.1)	—	(4.5)	(4.7)
Impairment	2.5	—	—	2.5	5.0
Exchange difference	1.3	0.2	0.3	11.4	13.2
At December 31, 2017	32.5	3.5	6.7	208.6	251.3
Net book values:
At December 31, 2017	29.9	2.7	5.5	87.4	125.5
At December 31, 2016	29.8	2.8	5.0	90.3	127.9
At January 1, 2016	36.0	2.5	5.6	91.9	136.0

Schedule of changes in accounting policies

International Financial Reporting Standards		Effective date
IAS 7	Statement of cash flows (Amendments)	January 1, 2017
IAS 12	Income taxes (Amendments)	January 1, 2017
The IASB has issued the following standards and amendments to standards with a mandatory effective date on or after January 1, 2018:

International Financial Reporting Standards		Mandatory effective date
IFRS 2	Share based payments (Amendments)	No earlier than January 1, 2018
IFRS 15	Revenue from Contracts with Customers	No earlier than January 1, 2018
IFRS 9	Financial Instruments	No earlier than January 1, 2018
IFRS 16	Leases	No earlier than January 1, 2019